Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Subsequent Events
13. Subsequent Events

The Company evaluates subsequent events and transactions that occur after the balance sheet date up to the date that the consolidated financial statements are available to be issued. Any material events that occur between the balance sheet date and the date that the consolidated financial statements were available for issuance are disclosed as subsequent events, while the consolidated financial statements are adjusted to reflect any conditions that existed at the balance sheet date. Based upon this review, except as disclosed within the footnotes or as discussed below, the Company did not identify any recognized or non-recognized subsequent events that would have required adjustment or disclosure in the consolidated financial statements.

In December 2019, a novel strain of coronavirus diseases (“COVID-19”) was first reported in Wuhan, China. Less than four months later, on March 11, 2020, the World Health Organization declared COVID-19 a global pandemic. The extent of COVID-19’s effect on the Company’s operational and financial performance will depend on future developments, including the duration, spread and intensity of the pandemic, all of which are uncertain and difficult to predict considered the rapidly evolving landscape. The Company is currently analyzing the potential impacts to its business. Through June 30, 2020, COVID-19 has had an impact on the economy, the auto industry, and the Company’s 2020 revenue activity. Looking forward, it could continue to have a material adverse effect on the Company’s business, financial condition, liquidity, results of operations, and cash flows.

Subsequent to June 30, 2020, the Company issued a total of 38,964,105 shares of common stock for the conversion of debt, accrued interest and fees totaling $51,178, issued 32,459,207 shares of common stock for the cashless exercise of warrants, and issued 8,000,000 shares of common stock valued at $56,000 as an initial commitment fee in connection with the Equity Purchase Agreement signed with an investor.

The Company evaluates subsequent events and transactions that occur after the balance sheet date up to the date that the consolidated financial statements are available to be issued. Any material events that occur between the balance sheet date and the date that the consolidated financial statements were available for issuance are disclosed as subsequent events, while the consolidated financial statements are adjusted to reflect any conditions that existed at the balance sheet date. Based upon this review, except as disclosed within the footnotes or as discussed below, the Company did not identify any recognized or non-recognized subsequent events that would have required adjustment or disclosure in the consolidated financial statements.

In December 2019, a novel strain of coronavirus diseases (“COVID-19”) was first reported in Wuhan, China. Less than four months later, on March 11, 2020, the World Health Organization declared COVID-19 a global pandemic. The extent of COVID-19’s effect on the Company’s operational and financial performance will depend on future developments, including the duration, spread and intensity of the pandemic, all of which are uncertain and difficult to predict considered the rapidly evolving landscape. The Company is currently analyzing the potential impacts to its business. At this time, it is not possible to determine the magnitude of the overall impact of COVID-10 on the Company. However, it could have a material adverse effect on the Company’s business, financial condition, liquidity, results of operations, and cash flows.

During 2020, through the date of this filing, we converted an additional $213,000 of principal and accrued interest of our convertible notes into 387,974,460 shares of common stock and also have converted an additional 148,200 preferred stock shares and accrued interest, totaling $209,000 into 199,206,989 shares of common stock.

On February 13, 2020 the Company issued 1,750,000 shares of common stock for total cash proceeds of $20,000, and the conversion of $6,250 of accounts payable.

On March 27, 2020 the Company issued 25,000,000 shares of common stock for total cash proceeds of $125,000.

On February 18, 2020 the Company launched Medallion GPS PRO for Light-Commercial Fleets utilizing the DTC Patent.

On March 2, 2020 the Company announced an exclusive supply agreement with the County Executives of America covering more than 700 Counties across the US.

On April 2, 2020, the Company increased its authorized shares of common stock to 1,490,000,000 shares.

On February 10, 2020, the Company designated and subsequently issued 1,000,000 shares of its newly formed Series B Super Voting preferred stock.  Each share of Series B preferred stock has voting rights equal to 500 shares of common stock, is not entitled to receive dividends, are is not convertible into shares of common stock.  If the holder of the Series B preferred stock ceases to be a Board Member, the Company will repurchase any Series B preferred stock from the holder for a price of $0.001 per share.  If the holder of the Series B preferred stock proposes to transfer any shares of Series B preferred stock, the Company will have 90 days to repurchase the shares for a price of $0.001 per share.

On February 26, 2020, the Company issued 47,300 shares of Series A preferred stock for proceeds of $43,000.

On May 11, 2020, the Company issued 47,300 shares of Series A preferred stock for proceeds of $42,570.